Personnel costs - Pensions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans
Pension expenses	kr 337	kr 301	kr 228
Continuing operations
Disclosure of defined benefit plans
Defined-contribution plans	283	239	171
Pension expenses	311	277	205
Continuing operations | Retirement pension defined benefit plans
Disclosure of defined benefit plans
Defined-benefit plans	kr 28	33	31
Continuing operations | Survivors' and disability pension defined benefit plans
Disclosure of defined benefit plans
Defined-benefit plans		kr 5	kr 3